Long-term investments - Long-term investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-term investments
Beginning balance	¥ 137,357	¥ 41,442	¥ 16,300
Investments made	9,500	38,970	30,950
Share of (loss)/income from equity method investments	(523)	51	(5,473)
Partially disposal of an equity investment using the equity method	(700)
Disposal of a subsidiary in exchange of investment accounted for at fair value		40,000
Fair value change through earnings (including adjustment of subsequent price changes)	(8,079)	15,964
Changes from a subsidiary to equity investment using the equity method	4,900
Currency translation adjustment	144	930	(335)
Ending balance	142,599	137,357	41,442
Equity investment using the measurement alternative
Long-term investments
Beginning balance	58,464	30,000
Investments made	9,500	10,000	30,000
Fair value change through earnings (including adjustment of subsequent price changes)		18,464
Ending balance	67,964	58,464	30,000
Equity investment using the equity method
Long-term investments
Beginning balance	12,423	11,442	16,300
Investments made			950
Share of (loss)/income from equity method investments	(523)	51	(5,473)
Partially disposal of an equity investment using the equity method	(700)
Changes from a subsidiary to equity investment using the equity method	4,900
Currency translation adjustment	144	930	(335)
Ending balance	16,244	12,423	¥ 11,442
Investment accounted for at fair value
Long-term investments
Beginning balance	66,470
Investments made		28,970
Disposal of a subsidiary in exchange of investment accounted for at fair value		40,000
Fair value change through earnings (including adjustment of subsequent price changes)	(8,079)	(2,500)
Ending balance	¥ 58,391	¥ 66,470